Subsequent Events (Details) - USD ($) $ in Thousands	May 08, 2026	Apr. 30, 2026	Apr. 27, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jul. 01, 2021
Subsequent Event [Line Items]
Total debt				$ 3,416,688	$ 3,446,450	$ 3,806,213
Subsequent event | HealthVerity, Inc.
Subsequent Event [Line Items]
Payments to acquire equity method investments	$ 37,500
Bridge Secured Credit Facility | Senior Secured Term Loan | Subsequent event
Subsequent Event [Line Items]
Debt instrument, principal amount			$ 500,000
Basis spread on variable rate (in percent)		1.00%
Bridge Secured Credit Facility | Senior Secured Term Loan | Subsequent event | Minimum
Subsequent Event [Line Items]
Basis spread on variable rate (in percent)			1.00%
Bridge Secured Credit Facility | Senior Secured Term Loan | Subsequent event | Maximum
Subsequent Event [Line Items]
Basis spread on variable rate (in percent)			2.25%
Senior Secured Notes (the “2026 Notes”) | Senior Secured Notes (the “2026 Notes”)
Subsequent Event [Line Items]
Debt instrument, principal amount							$ 500,000
Total debt				$ 500,000	$ 500,000	$ 500,000
Debt instrument, interest rate (in percent)				2.875%	2.875%	2.875%	2.875%